Trading assets and liabilities	12 Months Ended
Dec. 31, 2013
Trading assets and liabilities
15 Trading assets and liabilities

end of	2013	2012
Trading assets (CHF million)
Debt securities	110,116	135,871
Equity securities [1]	76,695	74,895
Derivative instruments [2]	31,603	33,208
Other	10,999	12,425
Trading assets	229,413	256,399
Trading liabilities (CHF million)
Short positions	40,161	51,303
Derivative instruments [2]	36,474	39,513
Trading liabilities	76,635	90,816
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	2013	2012
Cash collateral – netted (CHF million) [1]
Cash collateral paid	23,870	36,662
Cash collateral received	20,500	33,373
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	8,359	10,904
Cash collateral received	11,663	12,224
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities

end of	2013	2012
Trading assets (CHF million)
Debt securities	110,115	135,814
Equity securities [1]	76,835	74,945
Derivative instruments [2]	31,787	33,416
Other	10,999	12,427
Trading assets	229,736	256,602
Trading liabilities (CHF million)
Short positions	40,162	51,501
Derivative instruments [2]	36,650	39,590
Trading liabilities	76,812	91,091
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	2013	2012
Cash collateral – netted (CHF million) [1]
Cash collateral paid	23,929	36,715
Cash collateral received	20,512	33,274
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	8,359	10,904
Cash collateral received	11,664	12,224
1 Recorded as cash collateral netting on derivative instruments in Note 25 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.